Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies [Line Items]
Exchange rate		7.8015	7.8109
Restricted cash (in Dollars)	$ 4,306,519	$ 2,705,750
Tax position benefit percentage	50.00%
Taxable income limitation rate	80.00%
Adjusted taxable income rate				50.00%	30.00%
Accrued corporate income tax (in Dollars)	$ 94,947	255,805
Hong Kong Takung Art Holdings Company Limited (“Takung Art Holdings”) [Member]
Summary of Significant Accounting Policies [Line Items]
Purchase price (in Dollars)	1,500,000
Metaverse Digital Payment Co [Member]
Summary of Significant Accounting Policies [Line Items]
Accrued corporate income tax (in Dollars)	$ 94,827	$ 255,805
Software [Member]
Summary of Significant Accounting Policies [Line Items]
Estimate useful life	5 years